CM ADVISORS FAMILY OF FUNDS

FILED VIA EDGAR

November 22, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CM Advisors Family of Funds
File Nos. 333-101585; 811-21260

Ladies and Gentlemen:

On behalf of CM Advisors Family of Funds (the “Registrant”), attached for filing, under the Securities Act of 1933 as amended, are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on November 8, 2019. The Prospectus is incorporated by reference into this Rule 497 filing.

Please direct any comments or questions to the undersigned at 781-799-5517.

Very truly yours,

/s/ Linda J. Hoard

Linda J. Hoard, Esq.

Assistant Secretary